                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003


Check here if Amendment [X]; Amendment Number:  1
                                               ---
  This Amendment (Check only one.): [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lodestar Investment Counsel, LLC
Address:  208 South LaSalle Street, Suite 1710
          Chicago, Illinois 60604

Form 13F File Number:  28-7076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William A. Goldstein
Title:    President
Phone:    312-630-9666

Signature, Place, and Date of Signing:

          /s/ William A. Goldstein       Chicago, Illinois     August 24,  2005

Report Type (Check only one.):


         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     109

Form 13F Information Table Value Total:     $230,547,000


List of Other Included Managers:

         (01)   The Privatebank and Trust Company, 28-10834

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                  June 30, 2003

                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                        COM      88579Y101   1579    12246  SH            Defined 01                                 12246
Abbott Laboratories               COM      002824100   1203    27483  SH            Defined 01                                 27483
Albertson's Inc.                  COM      013104104    797    41506  SH            Defined 01                                 41506
Alcoa                             COM      013817101    224     8798  SH            Defined 01                                  8798
American Express                  COM      025816109   7035   168262  SH            Defined 01                                168262
American International Group      COM      026874107    518     9381  SH            Defined 01                                  9381
Associated Banc-Corp              COM      045487105    233     6363  SH            Defined 01                                  6363
BP PLC                            COM      055622104   4228   100619  SH            Defined 01                                100619
Bank One                          COM      06423A103   8777   236071  SH            Defined 01                                236071
Berkshire Hathaway C1 B           COM      084670207    347      143  SH            Defined 01                                   143
Bristol Myers Squibb              COM      110122108   3903   143750  SH            Defined 01                                143750
Burlington Resources              COM      122014103    643    11890  SH            Defined 01                                 11890
Cardinal Health                   COM      14149y108    223     3469  SH            Defined 01                                  3469
Cedar Fair L.P. Dep. Rcts         COM      150185106    976    34850  SH            Defined 01                                 34850
Chevron Texaco Corporation        COM      166764100    454     6290  SH            Defined 01                                  6290
Chubb Corporation                 COM      171232101    252     4200  SH            Defined 01                                  4200
Cisco Systems                     COM      17275R102    653    38863  SH            Defined 01                                 38863
Citigroup                         COM      172967101   1051    24562  SH            Defined 01                                 24562
Coca Cola                         COM      191216100    866    18653  SH            Defined 01                                 18653
Colgate Palmolive Company         COM      194162103    279     4815  SH            Defined 01                                  4815
ConocoPhillips                    COM      20825C104    218     3974  SH            Defined 01                                  3974
Costco Wholesale Corporation      COM      22160K105    725    19800  SH            Defined 01                                 19800

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                  June 30, 2003

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                        COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                        TITLE OF             VALUE       SHRS OR   SH/   PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
 ISSUER                          CLASS     CUSIP    [x$1000]     PRN AMT   PRN   CALL   DISCRETION    MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Dell Computer                     COM     247025109    522        16380    SH           Defined 01                             16380
Dover Corporation                 COM     260003108   2560        85450    SH           Defined 01                             85450
Dow Chemical                      COM     260543103    279         9000    SH           Defined 01                              9000
DuPont                            COM     263534109    793        19050    SH           Defined 01                             19050
Duke Energy Corp.                 COM     264399106   3929       196925    SH           Defined 01                            196925
Eli Lilly & Company               COM     532457108   1207        17500    SH           Defined 01                             17500
Emerson Electric                  COM     291011104   1076        21050    SH           Defined 01                             21050
Exxon Mobil Corp.                 COM     30231g102   7398       206025    SH           Defined 01                            206025
Fannie Mae                        COM     313586109    634         9400    SH           Defined 01                              9400
Federated Department Stores Inc.  COM     31410H101   5368       145662    SH           Defined 01                            145662
First Data Corp.                  COM     319963104   1492        36000    SH           Defined 01                             36000
First Health Group Corp.          COM     320960107    668        24200    SH           Defined 01                             24200
Fortune Brands                    COM     349631101    453         8675    SH           Defined 01                              8675
General Electric                  COM     369604103   9808       341969    SH           Defined 01                            341969
Genoil Inc.                       COM     371924101      3        15000    SH           Defined 01                             15000
H&R Block                         COM     093671105    822        19000    SH           Defined 01                             19000
H.J. Heinz                        COM     423074103    234         7083    SH           Defined 01                              7083
Hershey Foods                     COM     427866108    424         6080    SH           Defined 01                              6080
Hewlett-Packard                   COM     428236103   1875        88022    SH           Defined 01                             88022
Hillenbrand Industries            COM     431573104   5383       106700    SH           Defined 01                            106700
Home Depot                        COM     437076102   7255       219066    SH           Defined 01                            219066
IMS Health Inc.                   COM     449934108    471        26188    SH           Defined 01                             26188

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                  June 30, 2003

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                        COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                        TITLE OF             VALUE       SHRS OR   SH/   PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
 ISSUER                          CLASS     CUSIP    [x$1000]     PRN AMT   PRN   CALL   DISCRETION    MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.          COM     452308109     390        5930   SH            Defined 01                              5930
Intel                             COM     458140100    8958      430452   SH            Defined 01                            430452
International Business Machine    COM     459200101     639        7743   SH            Defined 01                              7743
Johnson & Johnson                 COM     478160104    7148      138262   SH            Defined 01                            138262
Kellogg                           COM     487836108    4944      143835   SH            Defined 01                            143835
Kimberly Clark Corp.              COM     494368103    1367       26212   SH            Defined 01                             26212
Kinder Morgan Energy Limited P    COM     494550106     395       10000   SH            Defined 01                             10000
Koninklijke Philips Electronic    COM     500472303    1519       79463   SH            Defined 01                             79463
MB Financial Inc.                 COM     55264U108     405       10088   SH            Defined 01                             10088
Marsh & McLennan                  COM     571748102    6356      124460   SH            Defined 01                            124460
Medtronic Inc.                    COM     585055106    1515       31574   SH            Defined 01                             31574
Merck & Co.                       COM     589331107    7238      119539   SH            Defined 01                            119539
MicroSoft Corporation             COM     594918104    6119      238665   SH            Defined 01                            238665
Moodys Corporation                COM     615369105     219        4150   SH            Defined 01                              4150
Nestle S.A. Registered Voting     COM     641069406   11952      231696   SH            Defined 01                            231696
Newell Rubbermaid, Inc.           COM     651229106    1001       35743   SH            Defined 01                             35743
Nordstrom Inc.                    COM     655664100    1362       69780   SH            Defined 01                             69780
Pepsico                           COM     713448108    1065       23935   SH            Defined 01                             23935
Pfizer                            COM     717081103    6102      178668   SH            Defined 01                            178668
Pitney Bowes                      COM     724479100    3753       97700   SH            Defined 01                             97700
Plum Creek Timber                 COM     729251108    3138      120915   SH            Defined 01                            120915
Principal Financial Group         COM     74251V102   10324      320126   SH            Defined 01                            320126

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                  June 30, 2003

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                        COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                        TITLE OF             VALUE       SHRS OR   SH/   PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
 ISSUER                          CLASS     CUSIP    [x$1000]     PRN AMT   PRN   CALL   DISCRETION    MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                  COM     742718109   4448        49881   SH            Defined 01                             49881
Prologis Trust SBI                COM     743410102    448        16405   SH            Defined 01                             16405
Provident Financial Group         COM     743866105    217         8437   SH            Defined 01                              8437
Royal Dutch Petroleum             COM     780257804   4286        91941   SH            Defined 01                             91941
SBC Communications Inc. Com       COM     78387G103   6160       241098   SH            Defined 01                            241098
Sara Lee                          COM     803111103    330        17540   SH            Defined 01                             17540
Schering-Plough                   COM     806605101    706        37957   SH            Defined 01                             37957
Sherwin Williams Co.              COM     824348106    242         9000   SH            Defined 01                              9000
Simon Property Group New Com R    COM     828806109    695        17808   SH            Defined 01                             17808
Target Corporation                COM     87612E106    319         8425   SH            Defined 01                              8425
The Tribune Company               COM     896047107   7711       159650   SH            Defined 01                            159650
Tiffany & Co. New                 COM     886547108   5301       162200   SH            Defined 01                            162200
Verizon Communications, Inc.      COM     92343V104    248         6295   SH            Defined 01                              6295
Viacom Inc. Cl. B                 COM     925524308   2661        60945   SH            Defined 01                             60945
Vodafone Group PLC(New)           COM     92857W100    794        40385   SH            Defined 01                             40385
Wal-Mart Stores Inc.              COM     931142103   1695        31577   SH            Defined 01                             31577
Walgreen Co.                      COM     931422109   2461        81750   SH            Defined 01                             81750
Walt Disney Company               COM     254687106   2754       139424   SH            Defined 01                            139424
Walter Industries                 COM     93317Q105    117        10000   SH            Defined 01                             10000
Waste Management                  COM     94106L109    735        30491   SH            Defined 01                             30491
Whole Foods Market                COM     966837106    399         8400   SH            Defined 01                              8400
William Wrigley Co.               COM     982526105    253         4500   SH            Defined 01                              4500

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                  June 30, 2003

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                        COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                        TITLE OF             VALUE       SHRS OR   SH/   PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
 ISSUER                          CLASS     CUSIP    [x$1000]     PRN AMT   PRN   CALL   DISCRETION    MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                             COM     983024100    2311        50741   SH           Defined 01                             50741
Zimmer Holdings, Inc.             COM     98956P102     242         5378   SH           Defined 01                              5378
Archstone-Smith Tr Conv Ser A     PFD     039583208     275         8500   SH           Defined 01                              8500
AIM Premier Equity Fund Cl A      FUND    008879306      91    11047.808   SH           Defined 01                         11047.808
Ameristock                        FUND    03071F104     658    18310.949   SH           Defined 01                         18310.949
Artisan Small Cap Fund            FUND    04314H105     156    13093.622   SH           Defined 01                         13093.622
Bramwell Growth Fund              FUND    105114102    1707    98901.536   SH           Defined 01                         98901.536
Dodge & Cox Stock Fund            FUND    256219106    1660    17241.537   SH           Defined 01                         17241.537
Fundamental Investors Inc.        FUND    360802102     478    19823.925   SH           Defined 01                         19823.925
Investment Company of America     FUND    461308108     438    17241.748   SH           Defined 01                         17241.748
Liberty Acorn Fund Inc.           FUND    53015P403     393    21689.320   SH           Defined 01                         21689.320
Nations International Value Fu    FUND    638581470     492    33312.653   SH           Defined 01                         33312.653
Skyline Special Equities Fund     FUND    830833208    1419    59504.916   SH           Defined 01                         59504.916
Templeton World Fund Cl A         FUND    880196100     199    14122.832   SH           Defined 01                         14122.832
Third Avenue International Val    FUND    884116500     196    17449.155   SH           Defined 01                         17449.155
Tweedy Browne Global Value Fun    FUND    901165100     504    30495.923   SH           Defined 01                         30495.923
Vanguard Group Wellington Fund    FUND    949527105     355    13461.482   SH           Defined 01                         13461.482
Wasatch Advisors Funds - Small    FUND    936772102     936    30362.547   SH           Defined 01                         30362.547
Washington Mutual Inv Fd          FUND    939330106     556    21684.423   SH           Defined 01                         21684.423
Westport Small Cap Funds Cl I     FUND    961323409     759    41043.225   SH           Defined 01                         41043.225
Boston Chicken, Inc.              CNV     100578AA1       0       100000  PRN           Defined 01                            100000
REPORT SUMMARY                    109 DATA RECORDS   230547                 1         OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                       6